Five Year Minimum Rental Payments (Details)	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 11,157,656
2022	10,794,379
2023	9,620,248
2024	6,857,286
2025	5,744,018
Thereafter	6,560,171
Total	$ 50,733,758